Note 6 - Income Taxes (Details) - Income Taxes Expenses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Expenses [Abstract]
Federal	$ (2)	$ (2)
State	99	73
	97	71
Federal	0	0
State	0	0
	$ 97	$ 71